Intangible assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization charge from continuing operations for the year	$ 72,872
Trademarks		$ 21,591,000	$ 20,101,000
Trademarks Not Subject to Amortization
Finite-Lived Intangible Assets [Line Items]
Trademarks		96,164
Trademarks
Finite-Lived Intangible Assets [Line Items]
Trademarks		$ 149,000	136,000
Trademarks | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life		5 years
Trademarks | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life		10 years
Patents
Finite-Lived Intangible Assets [Line Items]
Trademarks		$ 2,281,000	2,281,000
Patents | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life		5 years
Patents | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life		10 years
License Agreements
Finite-Lived Intangible Assets [Line Items]
Trademarks		$ 12,132,000	11,195,000
License Agreements | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life		3 years
License Agreements | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life		5 years
Other Intangibles
Finite-Lived Intangible Assets [Line Items]
Trademarks		$ 6,933,000	$ 6,393,000
Other Intangibles | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life		3 years
Other Intangibles | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life		10 years